Derivatives	12 Months Ended
Dec. 31, 2013
Derivatives [Abstract]
DERIVATIVES

8. DERIVATIVES

Derivatives are used by the Company to manage its exposure to identified risks, such as interest rate and foreign currency exchange fluctuations. The Company uses interest rate swap contracts to hedge variable interest payments due on loans associated with aircraft with fixed rate rentals. As of December 31, 2013, the Company’s total unsecured and secured debt balance, excluding unamortized debt discount, was $2.6 billion. Debt with floating interest rates totaled $1.9 million, of which $1.6 million was associated with aircraft with fixed rate rentals.

Interest rate swap contracts allow the Company to pay fixed interest rates and receive variable interest rates with the swap counterparty based on the one-month LIBOR on the notional amounts over the life of the contracts. The notional amounts decrease over time. As of December 31, 2013 and 2012, the Company had interest rate swap contracts with notional amounts aggregating $1.5 billion and $933.3 million, respectively. Six of the interest rate swap contracts were assumed in connection with the acquisition of the GAAM Portfolio. The unrealized fair market value gain on the interest rate swap contracts, reflected as derivative assets, was $7.4 million as of December 31, 2013. The unrealized fair market value loss on the interest rate swap contracts, reflected as derivative liabilities, was $24.6 million and $47.5 million as of December 31, 2013 and 2012, respectively.

To mitigate its exposure to foreign currency exchange fluctuations, the Company enters into cross currency swap contracts in conjunction with leases in which a portion or all of the lease rentals are denominated in currency other than U.S. dollars (“USD”). Pursuant to such cross currency swaps, the Company receives USD based on a fixed conversion rate through the maturity date of the respective swap contract. As of December 31, 2013 and 2012, the Company had one and four cross currency swap contracts, respectively, that were assumed in connection with the acquisition of the GAAM Portfolio. The unrealized fair market value loss on the Australian dollar (“AUD”) cross currency swap contracts, reflected as derivative liabilities, was approximately $35,000 and $1.4 million as of December 31, 2013 and 2012, respectively. The unrealized fair market value gain on the Euro cross currency swap contracts, reflected as a derivative asset, was $0.3 million as of December 31, 2012.

The Company determines the fair value of derivative instruments using a discounted cash flow model. The model incorporates an assessment of the risk of non-performance by the swap counterparty in valuing derivative assets and an evaluation of the Company’s credit risk in valuing derivative liabilities.

The Company considers in its assessment of non-performance risk, if applicable, netting arrangements under master netting agreements, any collateral requirement, and the derivative payment priority in the Company’s debt agreements. The valuation model uses various inputs including contractual terms, interest rate curves, credit spreads and measures of volatility.

Designated Derivatives

The Company’s interest rate derivatives have been designated as cash flow hedges. The effective portion of changes in fair value of these derivatives are recorded as a component of accumulated other comprehensive income, net of a provision for income taxes. Changes in the fair value of these derivatives are subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. For the year ended December 31, 2013, the Company recorded an unrealized gain of $22.1 million, net of the applicable net tax expense of $3.5 million. For the year ended December 31, 2012, the Company recorded a net unrealized gain of $9.1 million, after the applicable net tax expense of $1.4 million. For the year ended December 31, 2011, the Company recorded a net unrealized loss of $5.0 million, after the applicable net tax benefit of $0.5 million.

As of December 31, 2013, the Company had the following designated derivative instruments classified as derivative assets on the balance sheet (dollar amounts in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Market Value of Derivative Assets	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Assets	Deferred Tax Expense	Gain Recognized in Accumulated Comprehensive Loss	Gain Recognized into Earnings
Interest rate swap contracts	31	10/15/2017 -9/27/2025	0.89% - 6.22%	$ 540,742	$ 7,814	$ (167)	$ 7,647	$ (1,025)	$ 6,917	$ 82
Accrued interest...				—	(252)	—	(252)	—	—	—

Total – designated derivative assets	31			$ 540,742	$ 7,562	$ (167)	$ 7,395	$ (1,025)	$ 6,917	$ 82

As of December 31, 2013, the Company had the following designated derivative instruments classified as derivative liabilities on the balance sheet (dollar amounts in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Market Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Liability	Deferred Tax Benefit	Loss Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contracts	9	1/14/2015 -9/27/2025	1.98% - 4.93%	$ 620,853	$ (24,446)	$ 792	$ (23,654)	$ 2,957	$ (20,697)	$—
Accrued interest...				—	(888)	—	(888)	—	—	—

Total – designated derivative liabilities	9			$ 620,853	$ (25,334)	$ 792	$ (24,542)	$ 2,957	$ (20,697)	$—

Undesignated Derivatives

Cross currency swap contracts assumed in connection with the acquisition of the GAAM Portfolio have historically qualified for hedge accounting treatment. However, due to foreign currency exchange rates of the underlying contracts being different from market rates at the acquisition date, these contracts no longer qualified for hedge accounting treatment and were de-designated. Changes in the fair value of these derivatives are recorded directly into income.

As of December 31, 2013, the Company had the following undesignated derivative liability (dollar amounts in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Contracted Fixed Conversion Rate to U.S. Dollar	Swap Contract Notional Amount	Fair Market Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Liability	Gain Recognized into Earnings
Cross currency swap contract	1	01/23/2014	—	1AUD to $0.7803	$ 370	$ (35)	$—	$ (35)	$ 1,397

Total – non-designated derivative liability	1				$ 370	$ (35)	$—	$ (35)	$ 1,397

Terminated Derivatives

In 2010 and 2011, the Company terminated two interest rate swap contracts and received settlement proceeds totaling $2.1 million which were amortized into interest expense over the original term of the contracts. In 2013, of the remaining amount to be amortized, $0.3 million was amortized into interest expense and the balance of $1.0 million was written off as a loss on debt extinguishment upon repayment of the associated debt.

During the year ended December 31, 2013, in connection with three cross currency and one interest rate swap contracts that terminated, the Company recognized net fair value losses totaling $0.2 million.

During the year ended December 31, 2012, the Company terminated four cross currency swap contracts and received net settlement proceeds of $1.3 million. The gain associated with the terminated contracts totaled $0.7 million.

In connection with the repayment of the B&B Air Acquisition Facility, the Company terminated eleven swaps associated with the facility and made payments totaling $36.3 million in the third quarter of 2012. The loss recognized into earnings associated with the terminated contracts totaled $32.3 million.

During 2008, the Company terminated a cross currency swap contract and received settlement proceeds totaling $2.1 million which was amortized into operating lease revenue through April 15, 2016, the original contract maturity date. In connection with the sale of the aircraft and associated lease rentals, the remaining amount of $1.1 million was fully amortized in 2011.